Financial results net (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial income
Interest income	$ 14,306,000,000	$ 12,562,000,000	$ 121,635,000,000
Other financial income	3,000,000	17,000,000	1,000,000
Total financial income	14,309,000,000	12,579,000,000	121,636,000,000
Financial costs
Interest expense	156,480,000,000	95,673,000,000	113,399,000,000
Other financial costs	(22,519,000,000)	(12,891,000,000)	(23,440,000,000)
Total financial costs	(178,999,000,000)	(108,564,000,000)	(136,839,000,000)
Other financial results:
Foreign exchange, net	145,339,000,000	37,491,000,000	110,064,000,000
Fair value gain (loss) of financial assets and liabilities at fair value through profit or loss	56,770,000,000	132,308,000,000	331,735,000,000
(Loss) gain from repurchase of Non-convertible notes	354,000,000	976,000,000	455,000,000
(Loss) gain from derivative financial instruments (except commodities)	(10,461,000,000)	(19,235,000,000)	(89,806,000,000)
Others	0	(7,291,000,000)	(5,943,000,000)
Total other financial results	192,002,000,000	144,249,000,000	346,505,000,000
Inflation adjustment	36,493,000,000	15,273,000,000	(52,786,000,000)
Total financial results, net	$ 63,805,000,000	$ 63,537,000,000	$ 278,516,000,000